LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Breakdown (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	R$ 4,475,660		R$ 6,019,945
Noncurrent	14,261,567		13,281,851
Total	18,737,227		19,301,796
Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	376,981		2,279,945
Noncurrent	1,012,593		1,252,415
Total	1,389,574		3,532,360
Loan and financing | Liabilities for the acquisition of a company
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	25,690		554,554
Noncurrent	63,198		60,745
Total	88,888		615,299
5G Licences
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	351,291		652,301
Noncurrent	949,395		1,191,670
Total	1,300,686		1,843,971
Financial institutions – Citibank
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current | $		$ 0		$ 1,073,087
Noncurrent | $		0		0
Total | $		$ 0		$ 1,073,087
Loan and Financing Other
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	0		3
Noncurrent	0		0
Total	0		3
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	221,589		236,833
Noncurrent	3,500,000		3,500,000
Total	3,721,589		3,736,833
Lease liabilities [member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	3,877,090		3,503,167
Noncurrent	9,718,949		8,529,436
Total	13,596,039		12,032,603
Other Creditors
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	0		0
Noncurrent	30,025		0
Total	R$ 30,025		R$ 0